Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of trade and other payables

Current	2023 £’000	2022 £’000	2021 £’000
Trade payables	314	339	485
Other payables	7	17	5
Accruals	857	817	546
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,178	1,173	1,036
Tax and social security	62	77	56
Deferred revenue	–	197	–
Total trade and other payables	1,240	1,447	1,092